Income Taxes - Schedule of Components of the Provision (benefit) for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal
State	250	250
Foreign
Total current provision (benefit)	250	250
Deferred:
Federal
State
Foreign
Total deferred provision (benefit)
Total Benefit	$ 250	$ 250